FUNDVANTAGE TRUST

103 Bellevue Parkway

Wilmington, DE 19809

October 8, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the Prospectus and Statement of Additional Information (“SAI”) dated August 1, 2025 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 339 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on July 28, 2025 (SEC Accession No. 0001829126-25-005423).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss
Joel L. Weiss
President & CEO

cc:	Ms. Christine S. Catanzaro, Treasurer & CFO
Mr. John P. Falco, Esq.
Mr. John M. Ford, Esq.